UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                          FORM 12b-25


                                         SEC FILE NUMBER 333-75028
                                         CUSIP NUMBER 46987R  10  0


                    NOTIFICATION OF LATE FILING

(Check One):(  )Form 10-K  (  )Form 20-F (  )Form 11-K (x )Form 10-Q
 (  )Form N-SAR

For Period Ended: March 31, 2003
                 ----------------
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________


      Nothing in this form shall be construed to imply that the Commission has verified any information contained herin.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
______________________________________________________________________________


      PART I -- REGISTRANT INFORMATION

JADE ENTERTAINMENT GROUP, INC.
____________________________________________________________________

      Full Name of Registrant

_____________________________________________________________________

      Former Name if Applicable

200 Broadhollow Rd. Suite 207
____________________________________________________________________

      Address of Principal Executive Office (Street and Number)

Melville, New York 11747
___________________________________________________________________

       City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

    (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
    (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed
(x) on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
    (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

Jade Entertainment Group, Inc. is unable to timely file its annual report on form 10q-sb without unresasonable effort or expense. The Company's inability to compile and present the financial results for the fiscal quarter are a result of ceratin administrative and personnel related complications.

PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


     (Name) Adam J. Laufer Esq.
     (Area Code)305
     (Telephone Number)913-7733

(2) Have all other periodic reports reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no,
identify report(s). ( x )Yes  (   )No
_____________________________________________________________

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
(  )Yes  ( x )No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                         Jade Entertainment Group, Inc.
                     --------------------------------------
                     (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2003  By: /s/Timothy Schmidt
                          ---------------------------------------
                              Timothy Schmidt
                              President

      Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).